Cash and Cash equivalents	12 Months Ended
Jun. 30, 2019
Cash and Cash equivalents.
Cash and cash equivalents

27Cash and cash equivalents

	2019	2018
for the year ended 30 June	Rm	Rm

Cash and cash equivalents	15 877	17 128
Bank overdraft	(58)	(89)

Per the statement of cash flows	15 819	17 039

Cash by currency
Rand	4 179	3 982
Euro	2 080	2 855
US Dollar	7 992	9 040
Other currencies	1 568	1 162

	15 819	17 039

Included in cash and cash equivalents:

Cash held in trust that is restricted for use and held in escrow. Includes R432 million (2018 – R408 million) for the rehabilitation of various sites and R288 million (2018 – R170 million) in various other trusts in the group.

Cash in respect of joint operations can only be utilised for the business activities of the joint operations. This includes Sasol’s interests in the power plant in Mozambique R322 million (2018 – R542 million), the high-density polyethylene (HDPE) plant in North America of R35 million (2018 – R38 million) and R227 million (2018 – R389 million) relating to exploration and other ventures.

Other cash restricted for use of R1 176 million (2018 – R433 million) includes deposits for future abandonment site obligations and decommissioning of pipelines, as well as cash deposits serving as collateral for bank guarantees.

Fair value of cash and cash equivalents

The carrying value of cash and cash equivalents approximates fair value due to the short-term maturity of these instruments.

Accounting policies:

Cash and cash equivalents comprises cash on hand, cash restricted for use, bank overdraft, demand deposits and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which is deemed to be fair value. Bank overdrafts are offset against cash and cash equivalents in the statement of cash flows.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the group, including amounts held in escrow, trust or other separate bank accounts.